The Lincoln National Life Insurance Company:

Lincoln Life Flexible Premium Variable Life Account M

Supplement Dated May 1, 2008

To the Product Prospectuses for:

Lincoln VULDB

Lincoln VULCV-II

MoneyGuard VUL

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

Lincoln Life has changed the name of the Sub-Account listed below.  Please refer to the prospectus for the underlying fund, which is included in Part 2, for comprehensive information.  The following information amends the “Funds” section of your product prospectus:

MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company.

Growth Series (Initial Class): Capital appreciation.
(formerly Emerging Growth Series)

SUPP–08.05

The Lincoln National Life Insurance Company:

Lincoln Life Flexible Premium Variable Life Account M

Supplement Dated May 1, 2008

To the Product Prospectuses for:

Lincoln VULcv-II Elite Series	Lincoln VULcv-III Elite Series
Lincoln VULFLEX Elite Series	Lincoln VULDB Elite Series
Lincoln VULDB-II Elite Series

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

Lincoln Life has created and made available to you new Sub-Accounts which purchase shares of the funds listed below.  Those funds are referred to as “underlying funds”.  Please refer to the prospectus for each underlying fund, which is included in Part 2, for comprehensive information on the underlying funds.  The following information is added to the “Funds” section of your product prospectus:

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

LVIP SSgA Bond Index Fund (Standard Class): Current income. (Subadvised by SSgA Funds Management, Inc.)
This fund will be available on or about May 19, 2008. Consult your financial adviser.

LVIP SSgA Developed International 150 Fund (Standard Class): Long-term capital appreciation. (Subadvised by SSgA Funds Management, Inc.)
This fund will be available on or about May 19, 2008. Consult your financial adviser.

LVIP SSgA Emerging Markets 100 Fund (Standard Class): Long-term capital appreciation. (Subadvised by SSgA Funds Management, Inc.)
This fund will be available on or about May 19, 2008. Consult your financial adviser.

LVIP SSgA International Index Fund (Standard Class): Long-term capital appreciation. (Subadvised by SSgA Funds Management, Inc.)
This fund will be available on or about May 19, 2008. Consult your financial adviser.

LVIP SSgA Large Cap 100 Fund (Standard Class): Long-term capital appreciation. (Subadvised by SSgA Funds Management, Inc.)
This fund will be available on or about May 19, 2008. Consult your financial adviser.

LVIP SSgA Small/Mid Cap 200 Fund (Standard Class): Long-term capital appreciation. (Subadvised by SSgA Funds Management, Inc.)
This fund will be available on or about May 19, 2008. Consult your financial adviser.

MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company.

Growth Series (Initial Class): Capital appreciation.
This fund will be available to all policy owners on or about May 19, 2008. Consult your financial adviser.

Lincoln Life has also changed the names of the Sub-Accounts listed below.  Please refer to the prospectus for each underlying fund, which is included in Part 2, for comprehensive information on the underlying funds.  The following information amends the “Funds” section of your product prospectus:

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

LVIP Columbia Value Opportunities Fund (Standard Class): Long-term capital appreciation. (Subadvised by Columbia Management Advisors, LLC)
(formerly LVIP Value Opportunities Fund)

LVIP SSgA Small-Cap Index Fund (Standard Class): Capital appreciation. (Subadvised by SSgA Funds Management, Inc.)
(formerly LVIP Small-Cap Index Fund)

LVIP SSgA S&P 500 Index Fund (Standard Class)*: Capital appreciation. (Subadvised by SSgA Funds Management, Inc.)
(formerly LVIP S&P 500 Index Fund)

LVIP Turner Mid-Cap Growth Fund (Standard Class): Capital appreciation. (Subadvised by Turner Investment Partners)
(formerly LVIP Mid-Cap Growth Fund)

MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company.

Growth Series (Initial Class): Capital appreciation.
(formerly Emerging Growth Series)

* “S&P 500” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of purchasing the product. (Please see the Statement of Additional Information which sets forth additional disclaimers and limitations of liability on behalf of S&P.)

The following replaces Table III in the “Charges and Fees” section of your product prospectus:

Table III: Total Annual Fund Operating Expenses (expenses that are deducted from fund assets)

Total Annual Operating Expenses	Maximum		Minimum
Total management fees, distribution and/or service (12b-1) fees, and other expenses.	6.06	%**	0.31%

** Funds may offer waivers and reductions to lower their fees. Currently such waivers and reductions range from 0.00% to 4.89%. These waivers and reductions generally extend through April 30, 2009 but may be terminated at any time by the fund. Refer to the funds prospectus for specific information on any waivers or reductions in effect.  The minimum and maximum percentages shown in the table include Fund Operating Expenses of mutual funds, if any, which may be acquired by the underlying funds, as well as Fund Operating Expenses of mutual funds which are acquired by any of the underlying funds which operate as fund of funds.  Refer to the funds prospectus for details concerning Fund Operating Expenses of mutual fund shares acquired by underlying funds, if any.

SUPP–08.01	GW N-6 – Funds (LNL M Elite)